Mortgage notes receivable - Allowance for loan loss (Details) - USD ($) $ in Thousands				1 Months Ended	2 Months Ended		3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019		Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019		Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	[1]	Predecessor	Successor		Successor	Predecessor	Predecessor	[1]	Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor	[1]	Predecessor [1]	Predecessor	Predecessor	[1]	Predecessor	[1]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Financing Receivable, Allowance for Credit Loss, Beginning Balance							$ 7,182	$ 1,777	$ 1,480		$ 1,704					$ 4,096	$ 1,704		$ 1,704	$ 1,704
Provision for loan losses (benefits)							309		297							3,931	73
Charge offs							(696)									(1,232)							$ (300)
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 4,096	$ 1,704			$ 4,096	$ 4,096	$ 6,795		$ 1,777		1,480	$ 1,704				6,795	1,777			$ 4,096	$ 1,704
Mortgage Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]																				Successor	Predecessor
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Financing Receivable, Allowance for Credit Loss, Beginning Balance					4,594	4,096					1,704				$ 0	4,096	1,704		1,704	$ 1,704	$ 0
Provision for loan losses (benefits)						0													3,342		1,783
Charge offs						0													(452)		(340)
Recoveries						0													0		(261)
Financing Receivable, Allowance for Credit Loss, Ending Balance	4,096	1,704		$ 4,594	4,096	4,096						1,704							4,594	4,096	1,704		0
Unlikely to be Collected Financing Receivable [Member] | Mortgage Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Financing Receivable, Allowance for Credit Loss, Beginning Balance					4,594	4,096					$ 1,704				$ 0	$ 4,096	$ 1,704		1,704	1,704	0
Provision for loan losses (benefits)						0													3,342		1,783
Charge offs						0													(452)		(340)
Recoveries						0													0		(261)
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 4,096	$ 1,704		$ 4,594	$ 4,096	$ 4,096						$ 1,704							$ 4,594	$ 4,096	$ 1,704		$ 0

[1]	Predecessor periods are combined as disclosed in Note 1.